UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

	Security
Shares	Description			Value
Common Stock - 90.0%
Communications - 7.1%
293,025	America Movil SAB de CV, ADR			$7,384,230
23,834	Cisco Systems, Inc.			599,902
276,750	Corning, Inc.			5,352,345
6,499	DIRECTV (a)			562,293
1,100	eBay, Inc. (a)			62,293
388,000	Telefonica SA, ADR			5,963,560
10,000	Twenty-First Century Fox, Inc., Class A			342,900
3,000	Viacom, Inc., Class B			230,820
				20,498,343
Consumer Discretionary - 11.3%
128,379	Apollo Education Group, Inc., Class A (a)			3,228,732
95,150	Arcos Dorados Holdings, Inc., Class A			568,997
39,380	Coach, Inc.			1,402,322
37,860	Comcast Corp., Class A			2,036,111
47,694	CST Brands, Inc.			1,714,599
51,490	CVS Health Corp.			4,098,089
1,547	Discovery Communications, Inc., Class A (a)			58,477
4,641	Discovery Communications, Inc., Class C (a)			173,016
16,250	General Motors Co.			519,025
164,150	H&R Block, Inc.			5,090,291
249,878	Lincoln Educational Services Corp.			702,157
20,050	Lowe's Cos., Inc.			1,061,046
10,750	McDonald's Corp.			1,019,207
3,250	Sally Beauty Holdings, Inc. (a)			88,953
1,176	The Andersons, Inc.			73,947
4,725	The Home Depot, Inc.			433,472
290	Time Warner Cable, Inc.			41,612
12,650	Time Warner, Inc.			951,407
24,135	Vitamin Shoppe, Inc. (a)			1,071,353
58,050	Wal-Mart Stores, Inc.			4,439,083
116,102	Weight Watchers International, Inc. (a)			3,185,839
8,600	Yum! Brands, Inc.			619,028
				32,576,763
Consumer Staples - 26.8%
3,400	Alkermes PLC (a)			145,758
441,378	Alliance One International, Inc. (a)			869,515
62,500	Altria Group, Inc.			2,871,250
115,597	Avon Products, Inc.			1,456,522
19,200	Baxter International, Inc.			1,377,984
15,100	British American Tobacco PLC, ADR			1,707,508
13,200	Coca-Cola HBC AG (a)			283,355
21,580	Community Health Systems, Inc. (a)			1,182,368
54,435	ConAgra Foods, Inc.			1,798,532
8,785	Diageo PLC, ADR			1,013,789
35,050	Dr. Pepper Snapple Group, Inc.			2,254,066
47,424	Express Scripts Holding Co. (a)			3,349,557
2,400	Hertz Global Holdings, Inc. (a)			60,936
64,242	Hospira, Inc. (a)			3,342,511
20,100	Kelly Services, Inc., Class A			314,967
178,232	Molson Coors Brewing Co., Class B			13,267,590
13,100	Monster Beverage Corp. (a)			1,200,877
105,160	PepsiCo, Inc.			9,789,344
76,400	Philip Morris International, Inc.			6,371,760
548,921	Tesco PLC, ADR			4,986,947
66,500	The Coca-Cola Co.			2,836,890
1,100	The JM Smucker Co.			108,889
119,084	The Kroger Co.			6,192,368
42,925	The Procter & Gamble Co.			3,594,540
215,090	The Western Union Co.			3,450,044
90,400	Unilever NV, ADR			3,587,072
				77,414,939
Energy - 4.8%
10,235	Apache Corp.			960,759
143,710	BP PLC, ADR			6,316,054
16,750	Chevron Corp.			1,998,610
15,600	ConocoPhillips			1,193,712
9,200	Exxon Mobil Corp.			865,260
800	Lukoil OAO, ADR			40,720
11,700	Petroleo Brasileiro SA, ADR			166,023
7,800	Phillips 66			634,218
1,575	Royal Dutch Shell PLC, ADR			119,905
22,550	Transocean, Ltd.			720,924
19,100	Valero Energy Corp.			883,757
				13,899,942
Financials - 15.7%
42,250	Aflac, Inc.			2,461,063
39,000	American International Group, Inc.			2,106,780
1,280	Ameriprise Financial, Inc.			157,926
208,649	Bank of America Corp.			3,557,465
16,000	Berkshire Hathaway, Inc., Class B (a)			2,210,240
570	Capital One Financial Corp.			46,523
76,724	Central Pacific Financial Corp.			1,375,661
23,650	Citigroup, Inc.			1,225,543
130,068	Credit Suisse Group AG, ADR			3,595,080
80,175	Franklin Resources, Inc.			4,378,357
24,900	Legg Mason, Inc.			1,273,884
50,390	Marsh & McLennan Cos., Inc.			2,637,413
60,950	MasterCard, Inc., Class A			4,505,424
3,145	Mercury General Corp.			153,507
500	The Allstate Corp.			30,685
227,600	The Bank of New York Mellon Corp.			8,814,948
38,418	The Travelers Cos., Inc.			3,608,987
7,350	U.S. Bancorp			307,451
3,974	Unum Group			136,626
7,900	Visa, Inc., Class A			1,685,623
23,000	Waddell & Reed Financial, Inc., Class A			1,188,870
500	Wells Fargo & Co.			25,935
				45,483,991
Health Care - 15.4%
42,600	Abbott Laboratories			1,771,734
25,700	Becton Dickinson and Co.			2,924,917
65,005	GlaxoSmithKline PLC, ADR			2,988,280
50,950	Johnson & Johnson			5,430,760
1,100	Laboratory Corp. of America Holdings (a)			111,925
97,003	Medtronic, Inc.			6,009,336
105,610	Merck & Co., Inc.			6,260,561
63,782	Pfizer, Inc.			1,886,034
54,267	Quest Diagnostics, Inc.			3,292,922
63,674	UnitedHealth Group, Inc.			5,491,882
27,221	WellPoint, Inc.			3,256,176
49,400	Zimmer Holdings, Inc.			4,967,170
				44,391,697
Industrials - 1.5%
21,550	AGCO Corp.			979,663
22,030	Brady Corp., Class A			494,353
17,169	General Electric Co.			439,870
12,500	Raytheon Co.			1,270,250
3,500	Textainer Group Holdings, Ltd.			108,920
2,550	The Boeing Co.			324,819
8,515	United Parcel Service, Inc., Class B			836,939
				4,454,814

Information Technology - 4.3%
100	Google, Inc., Class C (a)			57,736
52,325	Intel Corp.			1,821,956
159,114	Microsoft Corp.			7,376,525
82,320	Oracle Corp.			3,151,210
				12,407,427
Materials - 2.5%
28,050	E.I. du Pont de Nemours & Co.			2,012,868
7,000	LyondellBasell Industries NV, Class A			760,620
19,175	Newmont Mining Corp.			441,984
6,400	Precision Castparts Corp.			1,516,032
47,350	The Dow Chemical Co.			2,483,034
14,000	Vale SA, ADR			154,140
				7,368,678
Telecommunications - 0.5%
27,300	AT&T, Inc.			962,052
7,335	Verizon Communications, Inc.			366,677
				1,328,729
Utilities - 0.1%
5,616	FirstService Corp.			293,268
Total Common Stock
(Cost $180,010,379)				260,118,591

Rights - 0.0%
310,867	Community Health Systems, Inc. (a) (Cost $0)			9,326
Total Equity Securities
(Cost $180,010,379)				260,127,917

Principal		Rate	Maturity
Corporate Non-Convertible Bonds - 0.1%
Materials - 0.1%
$200,000	Newmont Mining Corp. (Cost $188,124)	3.50%	03/15/22	185,620

Municipal Bonds - 0.1%
Ohio - 0.1%
550,000	Buckeye Tobacco Settlement Financing Authority (Cost $377,200)	5.88	06/01/47	430,628
Total Fixed Income Securities
(Cost $565,324)				616,248
Total Investments - 90.2%
(Cost $180,575,703)*				$260,744,165
Other Assets & Liabilities, Net – 9.8%				28,385,935
Net Assets – 100.0%				$289,130,100

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$91,530,853
Gross Unrealized Depreciation		(11,362,391)
Net Unrealized Appreciation		$80,168,462

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$20,498,343	$-	$-	$20,498,343
Consumer Discretionary	32,576,763	-	-	32,576,763
Consumer Staples	77,414,939	-	-	77,414,939
Energy	13,899,942	-	-	13,899,942
Financials	45,483,991	-	-	45,483,991
Health Care	44,391,697	-	-	44,391,697
Industrials	4,454,814	-	-	4,454,814
Information Technology	12,407,427	-	-	12,407,427
Materials	7,368,678	-	-	7,368,678
Telecommunications	1,328,729	-	-	1,328,729
Utilities	293,268	-	-	293,268
Corporate Non-Convertible Bonds	-	185,620	-	185,620
Municipal Bonds	-	430,628	-	430,628
Rights	9,326	-	-	9,326
Total Assets	$260,127,917	$616,248	$-	$260,744,165

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

		Security
	Shares	Description	Value
Common Stock - 100.1%
Consumer Discretionary - 12.2%
	90,000	CarMax, Inc. (a)	$4,180,500
	97,000	Imax Corp. (a)	2,663,620
	275,000	LKQ Corp. (a)	7,312,250
	15,000	Panera Bread Co., Class A (a)	2,440,800
	49,000	Signet Jewelers, Ltd.	5,581,590
			22,178,760
Consumer Staples - 1.1%
	22,000	PriceSmart, Inc.	1,884,080

Energy - 5.6%
	29,000	Concho Resources, Inc. (a)	3,636,310
	45,000	Core Laboratories NV	6,585,750
			10,222,060
Financials - 20.1%
	57,000	American Tower Corp. REIT	5,336,910
	120,000	Discover Financial Services	7,726,800
	10,000	Markel Corp. (a)	6,361,500
	77,000	Moody's Corp.	7,276,500
	188,000	SEI Investments Co.	6,798,080
	49,000	Verisk Analytics, Inc., Class A (a)	2,983,610
			36,483,400
Health Care - 7.1%
	69,000	Celgene Corp. (a)	6,539,820
	99,000	ExamWorks Group, Inc. (a)	3,242,250
	4,500	Intuitive Surgical, Inc. (a)	2,078,190
	10,500	Techne Corp.	982,275
			12,842,535
Industrials - 23.1%
	30,000	Exponent, Inc.	2,126,400
	240,600	Fastenal Co.	10,802,940
	138,000	Healthcare Services Group, Inc.	3,948,180
	53,000	Jacobs Engineering Group, Inc. (a)	2,587,460
	44,000	Roper Industries, Inc.	6,436,760
	62,500	Stericycle, Inc. (a)	7,285,000
	98,000	WageWorks, Inc. (a)	4,461,940
	86,000	Waste Connections, Inc.	4,172,720
			41,821,400
Information Technology - 27.0%
	78,000	3D Systems Corp. (a)	3,616,860
	95,000	ANSYS, Inc. (a)	7,188,650
	14,600	CoStar Group, Inc. (a)	2,270,884
	80,000	Dealertrack Technologies, Inc. (a)	3,472,800
	125,400	QUALCOMM, Inc.	9,376,158
	108,000	Red Hat, Inc. (a)	6,064,200
	167,000	Trimble Navigation, Ltd. (a)	5,093,500
	37,500	Tyler Technologies, Inc. (a)	3,315,000
	40,000	Visa, Inc., Class A	8,534,800
			48,932,852
Materials - 3.9%
	62,000	Ecolab, Inc.	7,119,460

Total Common Stock			181,484,547
(Cost $118,094,684)
Total Investments - 100.1%			$181,484,547
(Cost $118,094,684)*
Other Assets & Liabilities, Net – (0.1)%			(188,703)
Net Assets – 100.0%			$181,295,844

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation			$64,236,269
Gross Unrealized Depreciation			(846,406)
Net Unrealized Appreciation			$63,389,863

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Valuation Inputs			Investments in Securities
Level 1 - Quoted Prices			$181,484,547
Level 2 - Other Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs			-
Total			$181,484,547

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

		Security
	Shares	Description	Value
Common Stock - 99.6%
Consumer Discretionary - 16.2%
	12,280	CarMax, Inc. (a)	$570,406
	15,243	Imax Corp. (a)	418,573
	31,494	LKQ Corp. (a)	837,425
	2,229	Panera Bread Co., Class A (a)	362,703
	4,342	Signet Jewelers, Ltd.	494,597
			2,683,704
Consumer Staples - 2.1%
	4,112	PriceSmart, Inc.	352,152

Energy - 7.2%
	2,741	Concho Resources, Inc. (a)	343,694
	3,192	Core Laboratories NV	467,149
	5,773	Range Resources Corp.	391,467
			1,202,310
Financials - 18.5%
	9,387	Financial Engines, Inc.	321,176
	1,009	Markel Corp. (a)	641,875
	8,786	Moody's Corp.	830,277
	19,593	SEI Investments Co.	708,483
	9,387	Verisk Analytics, Inc., Class A (a)	571,575
			3,073,386
Health Care - 7.0%
	8,566	CareFusion Corp. (a)	387,612
	15,667	ExamWorks Group, Inc. (a)	513,094
	1,020	Illumina, Inc. (a)	167,198
	939	Techne Corp.	87,844
			1,155,748
Industrials - 21.8%
	3,713	Exponent, Inc.	263,177
	16,146	Fastenal Co.	724,955
	12,813	Healthcare Services Group, Inc.	366,580
	6,289	Jacobs Engineering Group, Inc. (a)	307,029
	3,309	Roper Industries, Inc.	484,074
	5,327	Stericycle, Inc. (a)	620,915
	11,499	WageWorks, Inc. (a)	523,549
	6,899	Waste Connections, Inc.	334,740
			3,625,019
Information Technology - 23.6%
	8,026	3D Systems Corp. (a)	372,165
	9,012	ANSYS, Inc. (a)	681,938
	3,192	CoStar Group, Inc. (a)	496,484
	13,048	Dealertrack Technologies, Inc. (a)	566,414
	10,138	Red Hat, Inc. (a)	569,249
	24,594	Tangoe, Inc. (a)	333,249
	17,648	Trimble Navigation, Ltd. (a)	538,264
	3,966	Tyler Technologies, Inc. (a)	350,594
			3,908,357
Materials - 3.2%
	4,623	Ecolab, Inc.	530,859
Total Common Stock
(Cost $13,714,667)			16,531,535
Total Investments - 99.6%
(Cost $13,714,667)*			$16,531,535
Other Assets & Liabilities, Net – 0.4%			59,908
Net Assets – 100.0%			$16,591,443

(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation			$2,912,917
Gross Unrealized Depreciation			(96,049)
Net Unrealized Appreciation			$2,816,868

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs			Investments in Securities
Level 1 - Quoted Prices			$16,531,535
Level 2 - Other Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs			-
Total			$16,531,535

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

	Security
Shares	Description	Value
Common Stock - 99.2%
Consumer Discretionary - 18.9%
606	Carter's, Inc.	$46,977
1,306	Chuy's Holdings, Inc. (a)	40,995
1,543	Dorman Products, Inc. (a)	61,813
3,564	Einstein Noah Restaurant Group, Inc.	71,850
2,510	Imax Corp. (a)	68,925
946	Monro Muffler Brake, Inc.	45,909
329	Panera Bread Co., Class A (a)	53,535
1,957	Performance Sports Group, Ltd. (a)	31,803
500	Sotheby's	17,860
2,434	Zoe's Kitchen, Inc. (a)	74,870
		514,537
Consumer Staples - 5.8%
1,216	Calavo Growers, Inc.	54,890
2,809	Inventure Foods, Inc. (a)	36,405
788	PriceSmart, Inc.	67,484
		158,779
Energy - 4.3%
158	Core Laboratories NV	23,123
1,492	Laredo Petroleum, Inc. (a)	33,436
384	Oil States International, Inc. (a)	23,770
636	Unit Corp. (a)	37,301
		117,630
Financials - 12.0%
1,692	Financial Engines, Inc.	57,892
976	Glacier Bancorp, Inc.	25,239
1,734	OneBeacon Insurance Group, Ltd., Class A	26,721
808	ProAssurance Corp.	35,609
421	The Navigators Group, Inc. (a)	25,891
735	Waddell & Reed Financial, Inc., Class A	37,992
873	WSFS Financial Corp.	62,516
2,444	Xoom Corp. (a)	53,646
		325,506
Health Care - 12.7%
342	Atrion Corp.	104,313
801	Cepheid (a)	35,268
761	DexCom, Inc. (a)	30,432
2,254	ExamWorks Group, Inc. (a)	73,819
180	MWI Veterinary Supply, Inc. (a)	26,712
489	National Healthcare Corp.	27,144
1,975	Novadaq Technologies, Inc. (a)	25,063
478	The Advisory Board Co. (a)	22,270
		345,021
Industrials - 24.2%
2,276	Beacon Roofing Supply, Inc. (a)	57,992
3,061	Douglas Dynamics, Inc.	59,690
1,097	Envestnet, Inc. (a)	49,365
1,031	Exponent, Inc.	73,077
3,234	Healthcare Services Group, Inc.	92,525
636	MSC Industrial Direct Co., Inc.	54,353
5,190	Quality Distribution, Inc. (a)	66,328
2,245	Rexnord Corp. (a)	63,870
533	The Middleby Corp. (a)	46,973
2,096	WageWorks, Inc. (a)	95,431
		659,604
Information Technology - 21.3%
700	3D Systems Corp. (a)	32,459
2,934	Amber Road, Inc. (a)	50,875
513	CoStar Group, Inc. (a)	79,792
1,863	Dealertrack Technologies, Inc. (a)	80,873
1,896	Ellie Mae, Inc. (a)	61,810
746	Guidewire Software, Inc. (a)	33,078
307	Littelfuse, Inc.	26,150
1,218	Monotype Imaging Holdings, Inc.	34,494
513	NVE Corp. (a)	33,109
3,511	Tangoe, Inc. (a)	47,574
213	The Ultimate Software Group, Inc. (a)	30,142
786	Tyler Technologies, Inc. (a)	69,482
		579,838
Total Common Stock		2,700,915
(Cost $2,676,585)
\Total Investments - 99.2%		$2,700,915
(Cost $2,676,585)*
Other Assets & Liabilities, Net – 0.8%		21,539
Net Assets – 100.0%		$2,722,454

(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$181,954
Gross Unrealized Depreciation		(157,624)
Net Unrealized Appreciation		$24,330

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Valuation Inputs		Investments in Securities
Level 1 - Quoted Prices		$2,700,915
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs		-
Total		$2,700,915

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

		Security
	Shares	Description	Value
Common Stock - 99.3%
Consumer Discretionary - 13.9%
	27,980	Comcast Corp., Class A	$1,504,764
	73,980	Ford Motor Co.	1,094,164
	18,590	Hanesbrands, Inc.	1,997,310
	17,491	Lear Corp.	1,511,397
	25,476	Lowe's Cos., Inc.	1,348,190
	17,986	Magna International, Inc.	1,707,051
	17,633	The Home Depot, Inc.	1,617,652
			10,780,528
Consumer Staples - 6.2%
	34,632	Archer-Daniels-Midland Co.	1,769,695
	23,938	CVS Health Corp.	1,905,226
	14,662	Wal-Mart Stores, Inc.	1,121,203
			4,796,124
Energy - 10.3%
	10,458	Chevron Corp.	1,247,848
	17,720	ConocoPhillips	1,355,934
	13,972	Exxon Mobil Corp.	1,314,067
	21,911	Halliburton Co.	1,413,479
	19,051	Phillips 66	1,549,037
	24,451	Valero Energy Corp.	1,131,348
			8,011,713
Financials - 14.1%
	11,362	Berkshire Hathaway, Inc., Class B (a)	1,569,547
	25,948	Citigroup, Inc.	1,344,625
	69,620	E*TRADE Financial Corp. (a)	1,572,716
	35,652	Lincoln National Corp.	1,910,234
	44,288	Morgan Stanley	1,531,036
	8,764	The Goldman Sachs Group, Inc.	1,608,808
	37,709	Voya Financial, Inc.	1,474,422
			11,011,388
Health Care - 16.4%
	7,947	Actavis PLC (a)	1,917,452
	18,349	Aetna, Inc.	1,486,269
	4,483	Biogen Idec, Inc. (a)	1,483,021
	108,664	Boston Scientific Corp. (a)	1,283,322
	20,956	Cardinal Health, Inc.	1,570,024
	17,925	Gilead Sciences, Inc. (a)	1,908,116
	10,776	Johnson & Johnson	1,148,614
	9,947	McKesson Corp.	1,936,382
			12,733,200
Industrials - 10.7%
	46,248	Delta Air Lines, Inc.	1,671,865
	11,833	Northrop Grumman Corp.	1,559,116
	64,957	Southwest Airlines Co.	2,193,598
	9,866	The Boeing Co.	1,256,731
	35,612	Trinity Industries, Inc.	1,663,793
			8,345,103

Information Technology - 24.0%
	17,273	Apple, Inc.	1,740,255
	42,737	ARRIS Group, Inc. (a)	1,211,808
	54,066	Cisco Systems, Inc.	1,360,841
	16,412	DST Systems, Inc.	1,377,295
	21,522	Facebook, Inc., Class A (a)	1,701,099
	42,682	Hewlett-Packard Co.	1,513,930
	111,164	Marvell Technology Group, Ltd.	1,498,491
	68,441	Micron Technology, Inc. (a)	2,344,789
	30,068	Microsoft Corp.	1,393,952
	32,145	Oracle Corp.	1,230,510
	17,397	QUALCOMM, Inc.	1,300,774
	20,196	SanDisk Corp.	1,978,198
			18,651,942
Materials - 2.1%
	31,918	The Dow Chemical Co.	1,673,780

Telecommunications - 1.6%
	25,063	Verizon Communications, Inc.	1,252,899
Total Common Stock
(Cost $64,077,204)			77,256,677
Total Investments - 99.3%
(Cost $64,077,204)*			$77,256,677
Other Assets & Liabilities, Net – 0.7%			517,109
Net Assets – 100.0%			$77,773,786

PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation			$14,157,428
Gross Unrealized Depreciation			(977,955)
Net Unrealized Appreciation			$13,179,473

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Valuation Inputs			Investments in Securities
Level 1 - Quoted Prices			$77,256,677
Level 2 - Other Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs			-
Total			$77,256,677

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN SMALL CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

		Security
	Shares	Description	Value
Common Stock - 98.8%
Consumer Discretionary - 12.3%
	6,925	Capella Education Co.	$433,505
	8,610	Drew Industries, Inc. (a)	363,256
	19,434	LifeLock, Inc. (a)	277,712
	28,203	Ruth's Hospitality Group, Inc.	311,361
	10,956	Skechers U.S.A., Inc., Class A (a)	584,064
	13,662	Tower International, Inc. (a)	344,146
	8,981	Universal Electronics, Inc. (a)	443,392
			2,757,436
Consumer Staples - 4.2%
	6,403	Cal-Maine Foods, Inc.	571,980
	4,288	Sanderson Farms, Inc.	377,130
			949,110
Energy - 4.2%
	11,363	Green Energy, Inc.	424,863
	10,512	Matrix Service Co. (a)	253,549
	8,763	Stone Energy Corp. (a)	274,808
			953,220
Financials - 18.6%
	10,547	AmTrust Financial Services, Inc.	419,982
	13,949	Arlington Asset Investment Corp.	354,444
	89,530	Cowen Group, Inc., Class A (a)	335,738
	10,588	Employers Holdings, Inc.	203,819
	8,423	FBL Financial Group, Inc., Class A	376,508
	16,811	Federated National Holding Co.	472,221
	13,851	HFF, Inc., Class A (a)	400,986
	27,765	Maiden Holdings, Ltd.	307,636
	21,326	OFG Bancorp	319,464
	7,446	ProAssurance Corp.	328,145
	12,780	QTS Realty Trust, Inc., Class A REIT	387,873
	26,352	Susquehanna Bancshares, Inc.	263,520
			4,170,336
Health Care - 16.0%
	8,596	Amsurg Corp. (a)	430,230
	6,281	Centene Corp. (a)	519,502
	10,400	HealthSouth Corp.	383,760
	9,854	Insys Therapeutics, Inc. (a)	382,138
	10,401	Lannett Co., Inc. (a)	475,118
	12,369	NuVasive, Inc. (a)	431,307
	37,630	PDL BioPharma, Inc.	281,096
	14,708	PharMerica Corp. (a)	359,316
	26,747	Select Medical Holdings Corp.	321,766
			3,584,233
Industrials - 17.5%
	3,649	Barrett Business Services, Inc.	144,099
	24,322	Blount International, Inc. (a)	367,992
	7,825	Deluxe Corp.	431,627
	8,014	EMCOR Group, Inc.	320,239
	6,409	EnerSys, Inc.	375,824
	26,923	Enphase Energy, Inc. (a)	403,576
	10,283	ITT Corp.	462,118
	36,820	PGT, Inc. (a)	343,162
	23,434	RPX Corp. (a)	321,749
	5,374	The Greenbrier Cos., Inc.	394,344
	3,681	UniFirst Corp.	355,548
			3,920,278
Information Technology - 21.1%
	21,842	AVG Technologies NV (a)	362,140
	14,842	Benchmark Electronics, Inc. (a)	329,641
	47,508	Brocade Communications Systems, Inc.	516,412
	8,110	Cirrus Logic, Inc. (a)	169,093
	17,603	Fabrinet (a)	257,004
	24,547	Inphi Corp. (a)	352,986
	7,688	j2 Global, Inc.	379,480
	47,200	Lattice Semiconductor Corp. (a)	354,000
	17,178	OmniVision Technologies, Inc. (a)	454,530
	40,117	RF Micro Devices, Inc. (a)	462,950
	18,985	Sanmina Corp. (a)	396,027
	26,968	TiVo, Inc. (a)	345,055
	14,997	Unisys Corp. (a)	351,080
			4,730,398
Materials - 1.8%
	32,272	Graphic Packaging Holding Co. (a)	401,141

Telecommunications - 1.4%
	25,393	Inteliquent, Inc.	316,143

Utilities - 1.7%
	7,346	New Jersey Resources Corp.	371,046
Total Common Stock
(Cost $18,831,899)			22,153,341
Total Investments - 98.8%
(Cost $18,831,899)*			$22,153,341
Other Assets & Liabilities, Net – 1.2%			257,846
Net Assets – 100.0%			$22,411,187

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation			$4,224,314
Gross Unrealized Depreciation			(902,872)
Net Unrealized Appreciation			$3,321,442

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Valuation Inputs			Investments in Securities
Level 1 - Quoted Prices			$22,153,341
Level 2 - Other Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs			-
Total			$22,153,341

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	October 28, 2014

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	October 28, 2014